Net Revenue (Details) - Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers [Line Items]
Trade accounts receivable	$ 3,390,856	$ 3,878,125
Contract liabilities	(324,598)	(215,479)
Total customer contract revenue	$ 3,066,258	$ 3,662,646